RELATED PARTIES - Assets/Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Corporation	$ (2,490,000,000)	$ (1,015,000,000)
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(110,000,000)	(378,000,000)
Loans and notes receivable	273,000,000	170,000,000
Receivables and other assets	0	71,000,000
Deposit payable to Brookfield Asset Management	0	(680,000,000)
Property-specific obligations	(2,429,000,000)	(250,000,000)
Loans and notes payable and other liabilities	(721,000,000)	(259,000,000)
Preferred shares held by Brookfield Corporation	(2,490,000,000)	(1,015,000,000)
Brookfield Asset Management interest in Canholdco	$ (1,759,000,000)	$ (2,083,000,000)
Deposit limit			$ 3,000,000,000